Label	Element	Value
THE COMMUNITY DEVELOPMENT FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE COMMUNITY DEVELOPMENT FUND (the “Fund”)
Supplement [Text Block]	ck0001649227_SupplementTextBlock
THE COMMUNITY DEVELOPMENT FUND (the “Fund”)

Supplement dated March 24, 2020
to the Fund’s Prospectus, dated May 1, 2019,
as supplemented July 25, 2019 and October 16, 2019 (the “Prospectus”).

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Fund’s after-tax returns have been revised.  Accordingly, the Prospectus is hereby amended and supplemented as follows:

In the “Performance Information” section of the Prospectus, the “Average Annual Total Returns” table is hereby deleted and replaced with the following:

The Community Development Fund — Class A Shares	1 Year	Since Inception (4/29/2016)
Return Before Taxes	(0.32)%	(0.26)%
Return After Taxes on Distributions	(1.08)%	(1.08)%
Return After Taxes on Distributions and Sale of Fund Shares	(0.20)%	(0.56)%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	1.03%
Bloomberg Barclays U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes)	0.99%	1.13%

Supplement Closing [Text Block]	ck0001649227_SupplementClosingTextBlock	Please retain this supplement for future reference.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s after-tax returns have been revised.
THE COMMUNITY DEVELOPMENT FUND | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
THE COMMUNITY DEVELOPMENT FUND | Return After Taxes on Distributions | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
THE COMMUNITY DEVELOPMENT FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
THE COMMUNITY DEVELOPMENT FUND | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016
THE COMMUNITY DEVELOPMENT FUND | Bloomberg Barclays U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Securitized Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2016